ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Statements of Operations) (Details)		12 Months Ended
	Jun. 22, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net revenue		¥ 29,746,287,759	$ 4,272,786,888	¥ 25,042,613,341	¥ 26,472,943,454
Cost of revenues		(24,314,602,138)	(3,492,574,067)	(21,528,868,419)	(23,481,375,053)
Gross profit		5,431,685,621	780,212,821	3,513,744,922	2,991,568,401
Total operating (expenses)/income		(3,702,059,110)	(531,767,519)	(2,868,818,098)	(2,666,306,172)
Other income, net	¥ 1,709,592			5,318,405	1,351,317
Income/(loss) from operations		1,729,626,511	248,445,302	644,926,824	325,262,229
Convertible senior notes issuance costs		(18,646,101)	(2,678,345)	0	0
Share of income from subsidiaries and affiliates		(48,854,715)	(7,017,541)	2,609,853	(2,055,669)
Interest (expenses)/income, net		(391,582,064)	(56,247,244)	(295,692,041)	(245,529,598)
Exchange gain/(loss)		8,808,559	1,265,270	33,681,095	(114,344,622)
Change in fair value of convertible senior notes and call option		(114,149,092)	(16,396,491)	0	0
Income before income taxes		1,251,186,211	179,721,652	407,375,203	148,875,037
Income tax expenses		(277,979,001)	(39,929,185)	(4,409,523)	(4,628,003)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders		898,662,226	129,084,750	406,478,694	141,705,689
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenue			0	0	0
Cost of revenues				0	0
Gross profit				0	0
Total operating (expenses)/income		474,214	68,117	(2,267,582)	(3,139,147)
Other income, net		8,922,475	1,281,633	6,249,651	8,825,212
Income/(loss) from operations		9,396,689	1,349,750	3,982,069	5,686,065
Convertible senior notes issuance costs		(18,646,101)	(2,678,345)
Share of income from subsidiaries and affiliates		911,593,940	130,942,276	348,543,952	124,171,093
Interest (expenses)/income, net		8,421,898	1,209,730	(722)	(1,563,985)
Exchange gain/(loss)		17,153,258	2,463,910	53,953,395	13,412,516
Change in fair value of convertible senior notes and call option		(29,257,458)	(4,202,571)	0
Income before income taxes		898,662,226	129,084,750	406,478,694	141,705,689
Income tax expenses | $			0
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders		¥ 898,662,226	$ 129,084,750	¥ 406,478,694	¥ 141,705,689